Note 12 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2022	2023	2024
Income / (loss):
Net income / (loss) attributable to controlling shareholders	33,542,671	(2,908,904)	(12,605,874)
Weighted average common shares – outstanding, basic	2,876,320	2,763,121	2,727,698
Basic earnings / (loss) per share	11.66	(1.05)	(4.62)

Effect of dilutive securities:
Dilutive effect of non-vested shares	13,671	-	-
Weighted average common shares – outstanding, diluted	2,889,991	2,763,121	2,727,698
Diluted earnings / (loss) per share	11.61	(1.05)	(4.62)